Leases	12 Months Ended
Jun. 30, 2025
Leases
Leases
14	Leases

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2023	127	4 712	6 845	1	11 685
Cost	333	8 264	13 174	4	21 775
Accumulated depreciation and impairment	(206)	(3 552)	(6 329)	(3)	(10 090)
Additions	11	1 274	1 559	—	2 844
Modifications and reassessments	(6)	(13)	882	—	863
Translation of foreign operations	(5)	(45)	(191)	—	(241)
Terminations	—	(99)	(57)	—	(156)
Current year depreciation charge	(10)	(627)	(1 840)	(1)	(2 478)
Impairment of right of use assets (note 8)	—	(101)	(65)	—	(166)
Carrying amount at 30 June 2024	117	5 101	7 133	—	12 351
Cost	326	8 919	14 647	—	23 892
Accumulated depreciation and impairment	(209)	(3 818)	(7 514)	—	(11 541)
Additions	13	868	1 072	—	1 953
Modifications and reassessments	—	35	654	—	689
Reclassification to assets	—	—	(129)	—	(129)
Translation of foreign operations	7	28	(25)	—	10
Terminations	(17)	(5)	(132)	—	(154)
Current year depreciation charge	(8)	(553)	(1 942)	—	(2 503)
Net impairment of right of use assets (note 8)	142	(352)	(173)	—	(383)
Carrying amount at 30 June 2025	254	5 122	6 458	—	11 834
Cost	305	9 840	14 740	—	24 885
Accumulated depreciation and impairment	(51)	(4 718)	(8 282)	—	(13 051)

		2025	2024
for the year ended 30 June	Note	Rm	Rm
Lease liabilities
Total long-term lease liabilities		15 177	15 173
Short-term portion (included in short-term debt)	15	2 183	2 264
		17 360	17 437
Reconciliation
Balance at beginning of year		17 437	16 297
New lease contracts		1 928	2 884
Payments made on lease liabilities		(3 077)	(2 698)
Modifications and reassessments		685	865
Interest accrued		530	520
Termination of lease liability		(168)	(155)
Translation of foreign operations		25	(276)
Balance at end of year		17 360	17 437

14Leases continued

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in income statement
Interest expense (included in net finance cost)	1 669	1 557	1 451
Expense relating to short-term leases*	634	626	596
Expense relating to leases of low-value assets that are not shown above as short-term leases*	73	82	87
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)*	55	56	49
Amounts recognised in statement of cash flows
Total cash outflow on leases	4 978	4 499	4 159
*	Included in cash paid to suppliers and employees in the statement of cash flows.

The Group leases a number of assets as part of its activities. These primarily include corporate office buildings in Sandton and Houston, rail yard, rail cars, retail convenience centres and storage facilities. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Areas of judgement:

Various factors are considered in assessing whether an arrangement contains a lease including whether a service contract includes the implicit right to substantially all of the economic benefits from assets used in providing the service and whether the Group directs how and for what purpose such assets are used. In performing this assessment, the Group considers decision-making rights that will affect the economic benefits that will be derived from the use of the asset such as changing the type, timing, or quantity of output that is produced by the asset.

Incorporating optional lease periods where there is reasonable certainty that the option will be extended is subject to judgement and has an impact on the measurement of the lease liability and related right of use asset. Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option, including consideration of the significance of the underlying asset to the operations and the expected remaining useful life of the operation where the leased asset is used.

The incremental borrowing rate that the Group applies is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions. The estimation of the incremental borrowing rate is determined for each lease contract using the risk-free rate over a term matching that of the lease, adjusted for other factors such as the credit rating of the lessee, a country risk premium and the borrowing currency. A higher incremental borrowing rate would lead to the recognition of a lower lease liability and corresponding right of use asset.

The range of incremental borrowing rates of lease contracts entered into during the year are as follows:

Southern Africa	9,00 – 14,83% (2024: 11,09 – 15,59%)
North America	6,37 – 7,34% (2024: 7,86 – 9,22%)
Eurasia	2,46 – 7,78% (2024: 3,35 – 14,89%)

14	Leases continued

Accounting policies:

At contract inception all arrangements are assessed to determine whether it is, or contains, a lease. At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that depend on an index or a rate;
●	amounts expected to be paid under residual value guarantees;
●	the exercise price of a purchase option reasonably certain to be exercised;
●	payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate; and
●	lease payments to be made under reasonably certain extension options.

Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are capitalised as part of the cost of inventories or assets under construction) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is generally not readily determinable. The incremental borrowing rate is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions.

After the commencement date, finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

The carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Group applies the recognition exemptions to short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option) and leases of assets that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognised as expenses over the lease term.

14	Leases continued

Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs; and
●	restoration costs.

Right of use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right of use asset is depreciated over the underlying asset’s useful life. The depreciation charge is recognised in the income statement unless it is capitalised as part of the cost of inventories or assets under construction.

The right of use assets are also subject to impairment. Refer to the accounting policies in note 8 on Remeasurement items affecting profit or loss.

Where the Group transfers control of an asset to another entity (buyer-lessor) and leases that same asset back from the buyer-lessor, the Group derecognises the underlying asset and recognises a right-of-use asset at the proportion of the previous carrying amount of the transferred asset that relates to the right of use retained by the Group. The Group also recognises a lease liability measured at the present value of all expected future lease payments with the resulting gain or loss being included in remeasurement items.